Assets Held for Sale and Divested Operations - Summary of Assets and Liabilities Held for Sale Related to Divestment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 06, 2020	Jan. 01, 2020	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and Cash Equivalents, at Carrying Value	$ 430,879	$ 257,730	$ 76,130			$ 25,575
Increase (Decrease) in Prepaid Expense	(2,744)	(5,742)	10,224
Increase (Decrease) in Other Noncurrent Assets	(27,702)	(45,678)	975
Increase (Decrease) Operating Lease Right Of Use Assets	$ (3,363)	$ (5,329)	$ (11,365)
Brand Protection, AntiPiracy, and AntiFraud Solutions | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price					$ 3,751
Techstreet Business | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase price				$ 42,832